Derivative financial instruments - Cash flow and net investment hedging instruments which are carried on the balance sheet (Details) £ / shares in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) £ / shares	Dec. 31, 2021 GBP (£) £ / shares
Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	21,208
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine ineffectiveness	£ (7,709)	£ (2,438)
Nominal amount | £ / shares	94,632	65,049
Cash flow hedges | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	6,728	9,896
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine ineffectiveness	£ (7,379)	£ (2,253)
Nominal amount | £ / shares	89,996	59,957
Cash flow hedges | Interest rate risk | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	6,728	9,896
Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine ineffectiveness	£ (1)	£ 89
Nominal amount | £ / shares	2,000	1,000
Cash flow hedges | Foreign exchange risk | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	0	0
Cash flow hedges | - Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine ineffectiveness	£ (329)	£ (274)
Nominal amount | £ / shares	2,636	4,092
Cash flow hedges | - Inflation risk | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	0	0
Hedge of net investment in foreign operations | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine ineffectiveness	£ (1,130)	£ (91)
Nominal amount | £ / shares	12,256	9,356
Hedge of net investment in foreign operations | Foreign exchange risk | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	0	0
Derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	£ 187	£ 155
Hedging instrument, liabilities	(12)	(3)
Derivatives | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	12	0
Hedging instrument, liabilities	0	0
Derivatives | Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	175	155
Hedging instrument, liabilities	(12)	0
Derivatives | Cash flow hedges | - Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	0	0
Hedging instrument, liabilities	0	(3)
Derivatives | Hedge of net investment in foreign operations | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	97	37
Hedging instrument, liabilities	(20)	(4)
Loan liabilities | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Cash flow hedges | - Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Hedge of net investment in foreign operations | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	£ (8,368)	£ (6,933)